Intangible Assets	12 Months Ended
May 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
10.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Costs:
Intangible assets with indefinite lives:
Trademark	257	267
Intangible assets with finite lives:
Trademark	315	327
Courseware	49	49
Student base	—	114
License	415	415

	1,036	1,172

Accumulated amortization:
Trademark	(118)	(155)
Courseware	(49)	(49)
Student base	—	(49)
License	(36)	(57)

	(203)	(310)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	257	267
Intangible assets with definite lives:
Trademark	197	172
Courseware	—	—
Student base	—	65
License	379	358

	833	862

In connection to the deconsolidation of Newave during the year ended May 31, 2012, an indefinite life trademark, courseware, student base and license intangible assets with net balances of US$1,527, US$2, US$2,630 and US$5, respectively, were deconsolidated.

Amortization expenses for the intangible assets for the years ended May 31, 2011, 2012 and 2013, were US$529, US$52 and US$101, respectively. As of May 31, 2013, the Group expects to record amortization expenses related to intangible assets US$119, US$53, US$53, US$53 and US$21 for the years ended May 31,2014, 2015, 2016, 2017, 2018 respectively and US$296 thereafter.